UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

AGIC Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna – 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2013

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

AGIC Equity & Convertible Income Fund Schedule of Investments

October 31, 2012 (unaudited)

Shares		Value*
COMMON STOCK—71.7%
	Aerospace & Defense—3.2%
12,383	Engility Holdings, Inc. (a)	$235,277
74,300	L-3 Communications Holdings, Inc.	5,483,340
310,300	Textron, Inc. (b)	7,822,663
		13,541,280
	Auto Components—1.8%
32,973	BorgWarner, Inc. (a)	2,170,283
205,900	Johnson Controls, Inc.	5,301,925
		7,472,208
	Automobiles—1.6%
594,600	Ford Motor Co.	6,635,736

	Beverages—4.8%
197,800	Coca-Cola Co. (b)	7,354,204
127,300	Molson Coors Brewing Co., Class B	5,491,722
108,900	PepsiCo, Inc.	7,540,236
		20,386,162
	Biotechnology—1.8%
114,200	Gilead Sciences, Inc. (a)	7,669,672

	Chemicals—0.9%
42,600	Monsanto Co.	3,666,582

	Communications Equipment—5.0%
38,628	Aviat Networks, Inc. (a)	88,072
409,027	Cisco Systems, Inc.	7,010,723
155,500	Harris Corp.	7,118,790
122,500	Qualcomm, Inc.	7,175,437
		21,393,022
	Computers & Peripherals—3.5%
13,400	Apple, Inc. (b)	7,974,340
289,800	EMC Corp. (a)	7,076,916
		15,051,256
	Diversified Financial Services—0.8%
83,800	JP Morgan Chase & Co.	3,492,784

	Diversified Telecommunication Services—1.7%
48,488	Frontier Communications Corp.	228,863
156,700	Verizon Communications, Inc.	6,995,088
		7,223,951
	Electric Utilities—1.6%
54,202	Entergy Corp.	3,933,981
85,560	Exelon Corp.	3,061,337
		6,995,318
	Electronic Equipment, Instruments & Components—1.9%
133,500	Amphenol Corp., Class A	8,027,355

	Energy Equipment & Services—4.5%
68,900	Diamond Offshore Drilling, Inc.	4,770,636
89,700	National Oilwell Varco, Inc. (b)	6,610,890
96,700	Schlumberger Ltd.	6,723,551
99,113	Weatherford International Ltd. (a)	1,119,977
		19,225,054
	Food Products—0.5%
72,805	Archer-Daniels-Midland Co.	1,954,086

	Health Care Equipment & Supplies—3.3%
111,100	Baxter International, Inc.	6,958,193
13,000	Intuitive Surgical, Inc. (a)	7,048,860
		14,007,053
	Health Care Providers & Services—2.0%
75,100	McKesson Corp.	7,007,581
26,820	WellPoint, Inc.	1,643,530
		8,651,111
	Hotels, Restaurants & Leisure—1.6%
76,200	McDonald’s Corp.	6,614,160

	Household Products—2.0%
121,400	Procter & Gamble Co. (b)	8,405,736

	Independent Power Producers & Energy Traders—0.8%
153,999	NRG Energy, Inc.	3,320,218

	Industrial Conglomerates—1.7%
341,159	General Electric Co.	7,184,809

AGIC Equity & Convertible Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Shares		Value*
	Insurance—2.9%
18,450	American International Group, Inc. (a)	$644,459
107,041	Assured Guaranty Ltd.	1,486,799
81,910	MetLife, Inc.	2,906,986
101,900	Prudential Financial, Inc. (b)	5,813,395
69,652	XL Group PLC, Class A	1,723,190
		12,574,829
	Internet Software & Services—1.7%
10,700	Google, Inc., Class A (a)	7,273,539

	IT Services—1.7%
37,200	International Business Machines Corp.	7,236,516

	Machinery—4.6%
151,500	AGCO Corp. (a)	6,894,765
88,600	Deere & Co.	7,569,984
81,300	Joy Global, Inc.	5,077,185
		19,541,934
	Metals & Mining—1.2%
132,400	Freeport-McMoRan Copper & Gold, Inc.	5,147,712

	Multiline Retail—1.9%
124,200	Target Corp.	7,917,750

	Oil, Gas & Consumable Fuels—2.6%
77,900	Occidental Petroleum Corp.	6,150,984
110,100	Peabody Energy Corp.	3,071,790
70,500	Valero Energy Corp.	2,051,550
		11,274,324
	Pharmaceuticals—3.7%
105,100	Abbott Laboratories (b)	6,886,152
106,200	Bristol-Myers Squibb Co.	3,531,150
63,288	Johnson & Johnson	4,482,056
23,345	Teva Pharmaceutical Industries Ltd., ADR	943,605
		15,842,963
	Semiconductors & Semiconductor Equipment—2.9%
270,000	Intel Corp.	5,838,750
239,000	Texas Instruments, Inc.	6,713,510
		12,552,260
	Software—3.5%
247,700	Microsoft Corp.	7,068,120
227,900	Oracle Corp.	7,076,295
42,311	Symantec Corp. (a)	769,637
		14,914,052

	Total Common Stock (cost-$395,156,979)	305,193,432

CONVERTIBLE PREFERRED STOCK—14.9%
	Aerospace & Defense—0.1%
10,000	United Technologies Corp., 7.50%, 8/1/15	543,800

	Airlines—0.6%
82,015	Continental Airlines Finance Trust II, 6.00%, 11/15/30	2,729,558

	Auto Components—0.6%
59,600	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	2,506,180

	Automobiles—0.6%
63,000	General Motors Co., 4.75%, 12/1/13, Ser. B	2,559,060

	Capital Markets—1.1%
54,100	AMG Capital Trust I, 5.10%, 4/15/36	2,875,750
33,400	Escrow Lehman Brothers Holdings, Inc., 28.00%, 3/6/09, Ser. RIG (a)(c)(d)	437,288
41,745	The Goldman Sachs Group, Inc., 8.00%, 3/14/13 (NetApp, Inc.) (e)	1,439,743
		4,752,781
	Commercial Banks—1.1%
17,805	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (f)	2,443,736
1,750	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	2,187,500
		4,631,236
	Commercial Services & Supplies—0.4%
34,894	United Rentals, Inc., 6.50%, 8/1/28	1,841,747

	Diversified Financial Services—1.8%
4,225	Bank of America Corp., 7.25%, 1/30/13, Ser. L (f)	4,709,734
28,000	Citigroup, Inc., 7.50%, 12/15/12	2,861,600
		7,571,334

AGIC Equity & Convertible Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Shares		Value*
	Electric Utilities—1.0%
43,000	NextEra Energy, Inc., 5.599%, 6/1/15	$2,193,000
38,525	PPL Corp., 9.50%, 7/1/13	2,093,063
		4,286,063
	Food Products—0.9%
38,800	Bunge Ltd., 4.875%, 12/31/49 (f)	3,925,668

	Health Care Providers & Services—0.7%
2,935	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (f)	3,062,306

	Insurance—0.5%
40,700	MetLife, Inc., 5.00%, 9/11/13	1,892,143

	IT Services—0.4%
33,000	Unisys Corp., 6.25%, 3/1/14	1,761,870

	Machinery—0.7%
23,400	Stanley Black & Decker, Inc., 4.75%, 11/17/15	2,833,038

	Multi-Utilities—0.6%
47,650	AES Trust III, 6.75%, 10/15/29	2,368,682

	Oil, Gas & Consumable Fuels—1.0%
42,900	Apache Corp., 6.00%, 8/1/13	2,001,714
20,300	ATP Oil & Gas Corp., 8.00%, 10/1/14 (f)(g)(h)	25,375
27,350	Chesapeake Energy Corp., 5.00%, 12/31/49 (f)	2,235,862
		4,262,951
	Professional Services—0.6%
46,500	Nielsen Holdings NV, 6.25%, 2/1/13	2,541,513

	Real Estate Investment Trust—1.6%
90,500	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	2,485,221
98,900	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (f)	2,456,676
31,930	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (f)	1,797,659
		6,739,556
	Road & Rail—0.6%
246,810	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (h)	2,440,655

	Total Convertible Preferred Stock (cost-$74,938,624)	63,250,141

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—12.2%
	Capital Markets—1.2%
$2,400	Ares Capital Corp., 5.75%, 2/1/16	2,557,500
2,895	BGC Partners, Inc., 4.50%, 7/15/16	2,717,681
		5,275,181
	Construction Materials—0.7%
2,870	Cemex S.A.B. de C.V., 4.875%, 3/15/15	2,991,975

	Diversified Telecommunication Services—0.4%
1,715	Level 3 Communications, Inc., 15.00%, 1/15/13	1,822,188

	Electrical Equipment—0.7%
2,535	EnerSys, 3.375%, 6/1/38 (i)	2,856,628

	Electronic Equipment, Instruments & Components—0.3%
1,335	Anixter International, Inc., 1.00%, 2/15/13	1,440,131

	Hotels, Restaurants & Leisure—1.0%
2,545	MGM Resorts International, 4.25%, 4/15/15	2,614,988
1,705	Morgans Hotel Group Co., 2.375%, 10/15/14	1,568,600
		4,183,588
	Internet Software & Services—0.7%
1,800	VeriSign, Inc., 3.25%, 8/15/37	2,237,625
850	WebMD Health Corp., 2.50%, 1/31/18	723,563
		2,961,188
	IT Services—0.6%
1,500	Alliance Data Systems Corp., 1.75%, 8/1/13	2,735,625

	Machinery—1.7%
2,800	Greenbrier Cos, Inc., 3.50%, 4/1/18	2,593,500
3,000	Meritor, Inc., 4.625%, 3/1/26 (i)	2,613,750
2,200	Navistar International Corp., 3.00%, 10/15/14	1,927,750
		7,135,000
	Marine—0.2%
1,100	DryShips, Inc., 5.00%, 12/1/14	904,062

	Media—1.3%
	Liberty Interactive LLC,
2,265	3.125%, 3/30/23	3,121,453
5,200	3.50%, 1/15/31	2,509,000
		5,630,453
	Metals & Mining—0.5%
2,100	Steel Dynamics, Inc., 5.125%, 6/15/14	2,243,063

	Oil, Gas & Consumable Fuels—0.6%
2,765	Endeavour International Corp., 5.50%, 7/15/16	2,438,384

AGIC Equity & Convertible Income Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Real Estate Investment Trust—0.5%
$2,000	Boston Properties LP, 3.75%, 5/15/36	$2,220,000

	Semiconductors & Semiconductor Equipment—0.8%
500	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	474,687
2,800	SunPower Corp., 4.75%, 4/15/14	2,691,500
		3,166,187
	Software—0.5%
1,400	Nuance Communications, Inc., 2.75%, 8/15/27	1,863,750
275	TeleCommunication Systems, Inc., 4.50%, 11/1/14 (g)(h)	240,625
		2,104,375
	Thrifts & Mortgage Finance—0.1%
1,000	MGIC Investment Corp., 9.00%, 4/1/63 (g)(h)	335,625

	Trading Companies & Distributors—0.4%
1,800	Titan Machinery, Inc., 3.75%, 5/1/19 (g)(h)	1,666,125

	Total Convertible Bonds & Notes (cost-$54,130,251)	52,109,778

CORPORATE BONDS & NOTES—0.1%
	Electric—0.1%
2,000	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21 (cost-$2,000,000)	590,000

SHORT-TERM INVESTMENTS—0.6%
	Time Deposit—0.6%
2,422	Wells Fargo-Grand Cayman, 0.03%, 11/1/12 (cost-$2,422,495)	2,422,495

	Total Investments, before call options written (cost-$528,648,349) (j)—99.5%	423,565,846

Contracts
CALL OPTIONS WRITTEN (a)— (0.0)%
	Abbott Laboratories,
735	strike price $72.50, expires 11/17/12	(2,205)
	Apple, Inc.,
93	strike price $695, expires 11/17/12	(2,092)
	General Electric Co.,
1,530	strike price $22, expires 11/17/12	(11,475)
	National Oilwell Varco, Inc.,
625	strike price $87.50, expires 11/17/12	(1,563)
	Prudential Financial, Inc.,
105	strike price $60, expires 11/17/12	(6,090)
	Total Call Options Written (premiums received-$111,148)	(23,425)

	Total Investments, net of call options written (cost-$528,537,201)—99.5%	423,542,421
	Other assets less other liabilities—0.5%	2,263,004
	Net Assets—100.0%	$425,805,425

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation method to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors Capital LLC (“AGIC”) (the “Sub-Adviser”), an affiliate of the Investment Manager. The Valuation Committee has been established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be approprirate, another valuation method may be selected, or theValuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)         Non-income producing.

(b)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(c)          In default.

(d)         Fair-Valued—Security with an aggregate value of $437,288, representing 0.1% of net assets.

(e)          Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(f)           Perpetual maturity. The date shown is the next call date.

(g)          Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $2,267,750, representing 0.5% of net assets.

(h)         144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)             Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(j)            At October 31, 2012, the cost basis of investments (before call options written) for federal income tax purposes was $528,648,375. Gross unrealized appreciation was $2,790,488; gross unrealized depreciation was $107,873,017 and net unrealized depreciation was $105,082,529. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Other Investments:

Transactions in call options written for the nine months ended October 31, 2012:

	Contracts	Premiums
Options outstanding, January 31, 2012	4,760	$228,176
Options written	74,349	4,107,963
Options terminated in closing purchase transactions	(52,571)	(2,335,143)
Options expired	(23,450)	(1,889,848)
Options outstanding, October 31, 2012	3,088	$111,148

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs.

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committees’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts—Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The valuation techiniques used by the Fund to measure fair value during the nine months ended October 31, 2012 were intended to maximize the use of observable inputs and minimized the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at October 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/12
Investments in Securities - Assets
Common Stock	$305,193,432	—	—	$305,193,432
Convertible Preferred Stock:
Airlines	—	$2,729,558	—	2,729,558
Capital Markets	1,439,743	2,875,750	$437,288	4,752,781
Commercial Banks	2,187,500	2,443,736	—	4,631,236
Commercial Services & Supplies	—	1,841,747	—	1,841,747
Health Care Providers & Services	—	3,062,306	—	3,062,306
Oil, Gas & Consumable Fuels	2,001,714	2,261,237	—	4,262,951
Professional Services	—	2,541,513	—	2,541,513
Road & Rail	—	2,440,655	—	2,440,655
All Other	36,987,394	—	—	36,987,394
Convertible Bonds & Notes	—	52,109,778	—	52,109,778
Corporate Bonds & Notes	—	590,000	—	590,000
Short-Term Investments	—	2,422,495	—	2,422,495
Total Investments in Securities - Assets	$347,809,783	$75,318,775	$437,288	$423,565,846
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(23,425)	—	—	$(23,425)
Total Investments	$347,786,358	$75,318,775	$437,288	$423,542,421

At October 31, 2012, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2012, was as follows:

						Net
					Net	Change in
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/12	Purchases	Sales	(Premiums)	(Loss)	(Depreciation)	Level 3	Level 3	10/31/12
Investments in Securities - Assets
Convertible Preferred Stock:
Capital Markets	$744,820	—	$—	—	$—	$(307,532)	—	—	$437,288
Total Investments	$744,820	—	$—	—	$—	$(307,532)	—	—	$437,288

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at October 31, 2012, was $(307,532).

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized as Level 3 at October 31,2012:

	Ending Balance	Valuaton	Unobservable	Input
	at 10/31/12	Technique Used	Inputs	Values
Investments in Securities - Assets
Convertible Preferred Stock:
Capital Markets	$437,288	Portfolio manager recommendation	price	$13.09

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Equity & Convertible Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 19, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 19, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 19, 2012